Financial instruments with preferred rights - Summary of Financial Instruments with Preferred Rights Reorganization (Detail) ¥ in Thousands, shares in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) shares
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Number of Preferred Shares of the Company	220,332
July 17, 2015
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series A-1
Number of Preferred Shares of the Company	39,200
Subscription/ (repurchase) consideration | ¥	¥ 70,000
August 6, 2015
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series A-1
Number of Preferred Shares of the Company	8,400
Subscription/ (repurchase) consideration | ¥	¥ 15,000
September 24, 2015
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series A-2
Number of Preferred Shares of the Company	19,760
Subscription/ (repurchase) consideration | ¥	¥ 50,000
September 18, 2016
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series B
Number of Preferred Shares of the Company	25,358
Subscription/ (repurchase) consideration | ¥	¥ 100,000
November 2, 2016
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series B
Number of Preferred Shares of the Company	18,005
Subscription/ (repurchase) consideration | ¥	¥ 71,000
October 10, 2017
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series C
Number of Preferred Shares of the Company	51,525
Subscription/ (repurchase) consideration | ¥	¥ 350,000
December 29, 2017
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series C
Number of Preferred Shares of the Company	8,835
Subscription/ (repurchase) consideration | ¥	¥ 60,000
November 18, 2019
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series A-1, A-2, B
Number of Preferred Shares of the Company	(6,933)
Subscription/ (repurchase) consideration | ¥	¥ (48,105)
November 19, 2019 C2
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series C-2
Number of Preferred Shares of the Company	15,205
Subscription/ (repurchase) consideration | ¥	¥ 105,325
November 19, 2019 D
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series D
Number of Preferred Shares of the Company	34,148
Subscription/ (repurchase) consideration | ¥	¥ 351,243
February 19, 2020
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Round	Series D-2
Number of Preferred Shares of the Company	6,829
Subscription/ (repurchase) consideration | ¥	¥ 70,026